General and Administrative Expenses	12 Months Ended
Dec. 31, 2018
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 14:- GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
	2018	2017	2016
	USD

Professional services	$1,199	$1,132	$1,022
Investors and public relations	400	338	511
Salary and related expenses	665	611	413
Directors’ fee	173	198	212
Rent	34	34	32
Travel	170	112	196
Insurance	282	214	142
Stock exchange fees	58	62	57
Office and computer maintenance	82	81	68
Vehicle maintenance	16	14	14
Depreciation	11	16	14
Others	69	56	52

	$3,159	$2,868	$2,733